Capital Management - Summary of Capitalization and Ratio (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Capitalisation [Abstract]
Long-term debt	$ 679,291	$ 812,469
Equity attributable to shareholders	1,584,064	1,677,472
Total capitalization	$ 2,263,355	$ 2,489,941
Long-term debt to long-term debt plus equity ratio	0.30%	0.33%